Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 3,980,000	Taxes	CANADA	Alberta	Regional Municipality of Wood Buffalo	Hangingstone	Bitumen	Exploration	Well
#: 2
	40,340,000	Royalties	CANADA	Alberta	Government of Alberta	Hangingstone	Bitumen	Exploration	Well
#: 3
	2,170,000	Fees	CANADA	Alberta	Government of Alberta and Chipewyan Prairie Industry Relations LP	Hangingstone	Bitumen	Exploration	Well
#: 4
	650,000	Fees	CANADA	Alberta	Government of Alberta and Chipewyan Prairie Industry Relations LP	Corner	Bitumen	Exploration	Well
#: 5
	730,000	Fees	CANADA	Alberta	Government of Alberta and Chipewyan Prairie Industry Relations LP	Chard	Bitumen	Exploration	Well
#: 6
	180,000	Fees	CANADA	Alberta	Government of Alberta and Chipewyan Prairie Industry Relations LP	E63	Bitumen	Exploration	Well
#: 7
	70,000	Fees	CANADA	Alberta	Government of Alberta and Chipewyan Prairie Industry Relations LP	MCKAY	Bitumen	Exploration	Well
#: 8
	10,000	Taxes	CANADA	Alberta	Government of Alberta and Regional Municipality of Wood Buffalo	E63	Bitumen	Exploration	Well
#: 9
	460,000	Taxes	CANADA	Alberta	Government of Alberta and Regional Municipality of Wood Buffalo	MCKAY	Bitumen	Exploration	Well
#: 10
	40,000	Royalties	CANADA	Alberta	Government of Alberta	E63	Bitumen	Exploration	Well
#: 11
	$ 20,000	Royalties	CANADA	Alberta	Government of Alberta	MCKAY	Bitumen	Exploration	Well